Right of Use Assets (Details) - Shedule of maturities of lease liabilities ¥ in Thousands	Jun. 30, 2022 CNY (¥)
Shedule Of Maturities Of Lease Liabilities Abstract
2023	¥ 4,979
2024	4,297
2025	2,118
Total future minimum lease payments	11,394
Less: imputed interest	587
Present value of lease liabilities	¥ 10,807